Prospectus Supplement

August 7, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 7, 2009 to the Prospectus dated May 1, 2009 of:

Global Franchise Portfolio

Effective August 10, 2009, the Portfolio will be re-opened and will once again offer its shares to all eligible investors. Therefore, all references to the Global Franchise Portfolio in the first paragraph of the section of the Prospectus entitled "Shareholder Information—How to Purchase Class I and Class P Shares" are hereby deleted. In addition, the double asterisk next to the Portfolio's name on page 29 of the Prospectus is also deleted.

Please retain this supplement for future reference.

MSIGLINSPT

Statement of Additional Information Supplement

August 7, 2009

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 7, 2009 to the Statement of Additional Information dated May 1, 2009

Effective August 10, 2009, the Global Franchise Portfolio will be re-opened and will once again offer its shares to all eligible investors. Therefore, the double asterisk next to the Portfolio's name on the first page of the Statement of Additional Information is hereby deleted.

Please retain this supplement for future reference.